Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001314414
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2022
Prospectus Date	rr_ProspectusDate	Jan. 28, 2022
Deer Park Total Return Credit Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Deer Park Total Return Credit Fund (the “Fund”) seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 13 of this Prospectus and in Purchase, Redemption and Pricing of Shares on page 58 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2021, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in asset-backed debt securities (“ABS”) which are predominantly backed by mortgages on real estate. Such mortgage-backed securities (“MBS”) include residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade, or not rated. The Fund may also invest in other types of asset-backed or debt securities. These investments may include securities rated as “Senior Alt-A” or “subprime”, which may present higher risk of default than securities rated as “prime”, but which the sub-adviser believes are undervalued. Debt securities rated below investment grade are also known as “junk bonds”. By using proprietary fundamental analysis and modeling key variables, the portfolio managers seek investments that they expect will provide steady and substantial cash flows. The sub-adviser believes that the duration, high cash flow nature of the bonds makes them less susceptible to volatility, and expects them to generate returns that are uncorrelated with equities or high yield bonds.

The Fund will typically invest in both fixed and floating rate securities, although the ratio between the two will vary from time-to-time depending upon market conditions and available investment opportunities. Investments will include duration RMBS that the Fund’s sub-adviser believes can be purchased at a discount and have strong cash flows. The Fund invests without restriction as to issuer capitalization, country, credit quality and the maturity of fixed income securities. The Fund may employ risk-reducing hedging techniques using short selling, futures contracts, options, repurchase agreements, or credit-default swaps and total return swaps. The Fund may also enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells portfolio securities to a counterparty and agrees to repurchase the securities at an agreed-upon price and date. Cash received by the Fund from the counterparty will be used for investment purposes and may also be used for liquidity purposes.

The Adviser has delegated management of the Fund’s portfolio to a sub-adviser, Deer Park Road Management Company, L.P. (the “Sub-Adviser”). However, the Adviser sets the Fund’s investment objective, has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, and retains final authority with respect to the Fund’s portfolio if it believes an investment is not consistent with the Fund’s investment guidelines and restrictions. The Adviser is also responsible for ongoing performance evaluation, monitoring, and due diligence with respect to the Sub-Adviser.

Sub-Adviser’s Investment Process

The Sub-Adviser utilizes a credit analysis-based strategy which combines fundamental research with a proprietary valuation process. Deer Park seeks to identify and capitalize upon attractive investment opportunities in the MBS and ABS markets.

Although the portfolio is actively traded on an opportunistic basis, the Sub-Adviser’s philosophy is to buy securities that it is comfortable holding to term. The Fund seeks to derive portfolio returns through fundamental analysis and security selection.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following principal risks may apply to the Fund’s investments:

●	ABS, MBS, RMBS and CMBS Risk: ABS, MBS, RMBS and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods. MBS issued or guaranteed by private issuers are also known as “non-agency” MBS. Non-agency MBS generally are a greater credit risk than MBS issued by the U.S. government, and the market for non-agency MBS is smaller and less liquid than the market for government-issued MBS.
●	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

●	Defaulted Securities Risk: Repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or in-solvency proceedings) is subject to significant uncertainties. Investments in defaulted securities and obligations of distressed issuers are considered speculative as are junk bonds in general.

●	Derivatives Risk: Futures, options and swaps involve risks possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk (the derivatives may not track the underlying securities or reference asset) and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses. Derivatives used for risk-hedging purposes may not perform as expected.

●	Fixed Income Risk: The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. During periods of sustained rising rates, fixed income risks may be amplified. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders.

●	Floating Rate Debt Risk: Changes in short-term market interest rates will directly affect the yield on investments in floating rate debt. If short-term market interest rates fall, the yield on the Fund’s shares will also fall. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on the floating rate debt in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. This contrasts with the Fund’s investments in fixed rate instruments, where a rise in interest rates generally causes values to fall.

●	Hedging Risk: As a result of certain strategies designed to mitigate market risk, the Fund may not participate as fully in positive markets because of these strategies and each strategy could negatively impact the Fund.

●	High Yield (Junk) Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

●	Leverage Risk: The use of leverage by the Fund, such as borrowing money for liquidity purposes, or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

●	LIBOR Risk: Changes in the level of LIBOR will affect the amount of interest payable on the LIBOR-based floating rate debt instruments, and it is impossible to predict whether LIBOR will rise or fall. A decline in the level of LIBOR would likely result in a reduction of interest collections on such debt instruments, which would have an adverse effect on the return of the Fund. Some floating rate debt instruments held by the Fund may have LIBOR floors (or minimum interest rate to which the spread or margin is added, to calculate the debt instrument’s overall interest rate), but there is no guarantee that any such LIBOR floor will fully mitigate the risk of falling LIBOR.

Most LIBOR settings are no longer published, and the UK Financial Conduct Authority (the “FCA”) and LIBOR’s administrator, ICE Benchmark Administration (the “IBA”), have announced that a majority of U.S. dollar LIBOR settings will not be published after June 30, 2023. While some instruments may address a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, and an increasing number of existing U.S. dollar debt instruments will be amended to provide for a benchmark reference rate other than LIBOR, not all instruments will have such provisions and there is significant uncertainty regarding the effectiveness of alternative methodologies and the potential for short-term and long-term market instability. These matters may result in a sudden or prolonged increase or decrease in reported benchmark rates, benchmark rates being more volatile than they have been in the past, and/or fewer debt instruments utilizing given benchmark rates as a component of interest payments. Additionally, in connection with the adoption of another benchmark as a replacement for LIBOR in a debt instrument’s documentation, the interest rate (or method for calculating the interest rate) applicable to that debt instrument may be modified to account for differences between LIBOR and the applicable replacement benchmark used to calculate the rate of interest payable in respect of that instrument, which modification may be based on industry-accepted spread adjustments or recommendations from various governmental and non-governmental bodies. Because of the uncertainty regarding the nature of any replacement rate, the Fund cannot reasonably estimate the impact of the anticipated transition away from LIBOR at this time. If the LIBOR replacement rate is lower than market expectations, there could be an adverse impact on the value of debt instruments with floating or fixed-to-floating rate coupons and, in turn, a material adverse impact on the value of the Fund.

The transition away from LIBOR may affect the cost of capital, may require amending or restructuring debt instruments and related hedging arrangements for the Fund and its portfolio companies, and may impact the liquidity and/or value of floating rate instruments based on LIBOR that are held or may be held by the Fund in the future, which may result in additional costs or adversely affect the Fund’s liquidity, results of operations, and financial condition. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Fund. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur at any time.

●	Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●	Management Risk: The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests (long or short) may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the Sub-Adviser may also prove incorrect and may not produce the desired results.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

●	Repurchase Agreement Risk: The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank, therefore the repurchase agreements are subject to counterparty default risk.

●	Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception. Although returns for Class A and Class C shares are similar to the returns of Class I shares because the classes are invested in the same portfolio of securities and underlying funds, returns for Class A and Class C shares are different from Class I shares due to differences in fees, which are not presented in the bar chart. The performance table compares the performance of the shares of the Fund over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.deerparkfund.com or by calling 1-888-868-9501.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Class I shares of the Fund for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deerparkfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return for Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2nd Quarter 2020	10.64%
Worst Quarter:	1st Quarter 2020	(14.11)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.11%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2021)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares are not shown and would differ from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Class A shares are not shown and would differ from those of Class I shares. Returns for Class A shares include the maximum sales charge of 5.75%.

HFRX Fixed Income - Credit Index includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including Corporate, Sovereign, Distressed, Convertible, Asset Backed, Capital Structure Arbitrage, Multi-Strategy and other Relative Value and Event Driven sub-strategies. Investment thesis across all strategies is predicated on realization of a valuation discrepancy between the related credit instruments. Strategies may also include and utilize equity securities, credit derivatives, government fixed income, commodities, currencies or other hybrid securities. Investors cannot invest directly in the index.

Deer Park Total Return Credit Fund | Bloomberg Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.54%)	[1]
5 Years	rr_AverageAnnualReturnYear05	3.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[1]
Deer Park Total Return Credit Fund | HFRX Fixed Income Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	3.95%
Since Inception	rr_AverageAnnualReturnSinceInception	3.48%
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.16%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and/or your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	781
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,137
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales charge	[4]
1 Year	rr_AverageAnnualReturnYear01	1.52%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.78%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2015	[4]
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class A | Return Before Taxes Without Sales Charge [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.76%
5 Years	rr_AverageAnnualReturnYear05	5.02%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2015
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPFNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 194
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,132
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,464
Annual Return 2016	rr_AnnualReturn2016	11.07%
Annual Return 2017	rr_AnnualReturn2017	9.94%
Annual Return 2018	rr_AnnualReturn2018	2.47%
Annual Return 2019	rr_AnnualReturn2019	5.25%
Annual Return 2020	rr_AnnualReturn2020	0.93%
Annual Return 2021	rr_AnnualReturn2021	8.02%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.02%
5 Years	rr_AverageAnnualReturnYear05	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 16, 2015
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class I | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.34%
5 Years	rr_AverageAnnualReturnYear05	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class I | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.72%
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Deer Park Total Return Credit Fund | Deer Park Total Return Credit Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DPFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.84%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,441
Label	rr_AverageAnnualReturnLabel	Return before taxes	[5]
1 Year	rr_AverageAnnualReturnYear01	6.87%	[5]
5 Years	rr_AverageAnnualReturnYear05		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 06, 2017	[5]

[1]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with the Princeton Fund Advisors, LLC (the “Adviser”), pursuant to which the Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2023 so that the total annual operating expenses (exclusive of certain fees or expenses) do not exceed 2.14%, 2.89% and 1.89% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser) from the expense limitation. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits and the limits at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days written notice to the Adviser.
[4]	Returns for Class A shares include the maximum sales charge of 5.75%.
[5]	Inception date for Class C shares was April 6, 2017.